Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net revenue	$ 11,244	$ 16,389	$ 105,345	$ 201,029	$ 223,927	$ 767,527
Cost of revenue				43,321	43,321	183,528
Gross margin	11,244	16,389	105,345	157,708	180,606	583,999
Operating expenses
Compensation	444,675	391,008	1,536,082	1,104,447	1,134,170	917,586
Consulting fees	561,486	324,985	903,056	839,992	1,350,917	1,176,968
Share based payments					332,711	820,652
General and administrative	412,226	233,033	1,048,979	780,890	1,054,564	519,836
Total operating expenses	1,418,387	949,026	3,488,117	2,725,329	3,872,362	3,435,042
Loss from operations	(1,407,143)	(932,637)	(3,382,772)	(2,567,621)	(3,691,756)	(2,851,043)
Other income (expenses)
Interest expense	(228,120)	(61,382)	(372,825)	(4,458,996)	(3,710,151)	(488,725)
Accretion of debt discount and issuance cost	(1,074,002)	(55,347)	(2,025,486)	(71,321)
Derivative expense			(254,470)
Change In derivative liability	673,705		1,257,716
Settlement of vendor liabilities			(110,674)
Loss on extinguishment of debt	(876,038)		(876,038)
Gain on settlement of debt	2,079		2,079
Gain on the sale of assets		10,000		10,000	10,000
Other income (expenses), net	(1,502,376)	(106,729)	(2,379,698)	(4,520,317)	(3,700,151)	(488,725)
Loss before income tax provision	(2,909,519)	(1,039,366)	(5,762,470)	(7,087,938)	(7,391,907)	(3,339,768)
Income tax provision
Net loss	$ (2,909,519)	$ (1,039,366)	$ (5,762,470)	$ (7,087,938)	$ (7,391,907)	$ (3,339,768)
Per-share data
Basic and diluted loss per share	$ (0.07)	$ (0.03)	$ (0.15)	$ (0.23)	$ (0.23)	$ (0.12)
Weighted average number of common shares outstanding	39,469,670	32,359,841	38,343,241	31,489,608	32,046,149	28,500,000